EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE [abstract]
Schedule of earnings per share
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Profit/(Loss) attributable to owners of the Company	784,059	748,439	(557,876)

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537
Weighted average equivalent ADSs	141,670	141,670	141,670

Basic and diluted earnings/(loss) per share	RMB0.11	RMB0.11	RMB(0.08)
Basic and diluted earnings/(loss) per equivalent ADS	RMB5.53	RMB5.28	RMB(3.94)